Other Assets Current (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid expenses	$ 22,982	143,180	31,838
Advances to suppliers	17,179	107,024	24,452
Receivables from financial institutions	0	0	200,494
Others	20,898	130,203	58,228
Other assets, current	$ 61,059	380,407	315,012